Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable

Note 4. Accounts Receivable

Accounts receivable at December 31 consisted of the following (in thousands):

	2016	2015
Trade accounts receivable	$66,612	$71,588
Other accounts receivable	1,230	1,325
Total accounts receivable	$67,842	$72,913